Group - Income Statement - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Profit or loss [abstract]
Revenue from product sales		$ 1,963	$ 1,582	$ 3,525
Cost of sales		(1,290)	(1,264)	(2,626)
Gain (loss) on non-hedge derivatives and other commodity contracts		(15)	5	5
Gross profit		658	323	904
Corporate administration, marketing and other expenses		(36)	(41)	(82)
Exploration and evaluation costs		(56)	(51)	(112)
Impairment, derecognition of assets and profit (loss) on disposal		(1)	(3)	(6)
Other (expenses) income		(28)	(25)	(83)
Operating profit (loss)		537	203	621
Interest income		9	5	14
Foreign exchange gains (losses)		18	(1)	(12)
Finance costs and unwinding of obligations		(86)	(92)	(172)
Share of associates and joint ventures' profit (loss)		119	78	168
Profit (loss) before taxation		597	193	619
Taxation		(208)	(62)	(250)
Profit (loss) for the period from continuing operations		389	131	369
Discontinued operations
Profit (loss) from discontinued operations		39	(15)	(376)
Profit (loss) for the period		428	116	(7)
Equity shareholders
- Continuing operations		382	129	364
- Discontinued operations		39	(15)	(376)
Non-controlling interests
- Continuing operations		$ 7	$ 2	$ 5
Basic profit (loss) per ordinary share (US cents)
Earnings per ordinary share from continuing operations (USD cents per share)	[1]	$ 91,000,000	$ 31,000,000	$ 87,000,000
Earnings (loss) per ordinary share from discontinued operations (USD cents per share)	[1]	9,000,000	(4,000,000)	(90,000,000)
Basic profit (loss) per ordinary share (USD cents per share)	[1]	100,000,000	27,000,000	(3,000,000)
Diluted profit (loss) per ordinary share (US cents)
Earnings per ordinary share from continuing operations (USD cents per share)	[2]	91,000,000	31,000,000	87,000,000
Earnings (loss) per ordinary share from discontinued operations (USD cents per share)	[2]	9,000,000	(4,000,000)	(90,000,000)
Diluted profit (loss) per ordinary share (USD cents per share)	[2]	$ 100,000,000	$ 27,000,000	$ (3,000,000)

[1]	Calculated on the basic weighted average number of ordinary shares.
[2]	Calculated on the diluted weighted average number of ordinary shares.